SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of Adjusted EBITDA and Funds From Operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	905	234	237	223	95	37	20	183	87	—	2,021	(379)	1,338	2,980
Other income	13	19	—	2	4	—	—	17	—	33	88	(17)	(14)	57
Direct operating costs	(286)	(72)	(93)	(62)	(32)	(9)	(4)	(38)	(46)	(23)	(665)	108	(455)	(1,012)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	288	26	314
Adjusted EBITDA	632	181	144	163	67	28	16	162	41	10	1,444	—	895
Management service costs	—	—	—	—	—	—	—	—	—	(108)	(108)	—	—	(108)
Interest expense - borrowings	(156)	(20)	(34)	(66)	(17)	(8)	(5)	(59)	(13)	(92)	(470)	104	(316)	(682)
Current income taxes	(7)	(11)	(9)	(3)	(2)	(1)	(1)	—	(1)	—	(35)	9	(39)	(65)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(113)	(12)	(125)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(528)	(528)
Funds From Operations	469	150	101	94	48	19	10	103	27	(260)	761	—	—
Depreciation	(227)	(84)	(21)	(157)	(47)	(17)	(5)	(65)	(23)	(4)	(650)	155	(303)	(798)
Foreign exchange and unrealized financial instrument loss	11	(5)	(2)	(2)	(10)	(3)	1	1	(3)	(18)	(30)	9	(12)	(33)
Deferred income tax recovery	(27)	4	(4)	24	11	—	—	15	—	46	69	(41)	(14)	14
Other	(76)	(6)	(2)	(23)	(9)	2	—	(49)	—	(46)	(209)	55	63	(91)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(178)	—	(178)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	266	266
Net income (loss) attributable to Unitholders(2)	150	59	72	(64)	(7)	1	6	5	1	(282)	(59)	—	—	(59)

(1)
Share of earnings from equity-accounted investments of $11 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $262 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2018:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$893	$244	$216	$219	$73	$42	$12	$146	$85	$—	$1,930	$(286)	$1,338	$2,982
Other income	12	5	4	2	11	—	—	5	—	7	46	(7)	11	50
Direct operating costs	(286)	(76)	(94)	(64)	(27)	(9)	(4)	(34)	(36)	(23)	(653)	86	(469)	(1,036)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	207	20	227
Adjusted EBITDA	619	173	126	157	57	33	8	117	49	(16)	1,323	—	900
Management service costs	—	—	—	—	—	—	—	—	—	(80)	(80)	—	—	(80)
Interest expense - borrowings	(172)	(22)	(38)	(63)	(17)	(9)	(4)	(45)	(17)	(99)	(486)	82	(301)	(705)
Current income taxes	(4)	(9)	(2)	(1)	(2)	—	1	—	—	—	(17)	3	(16)	(30)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(38)	(38)	—	—	(38)
Preferred equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(85)	(12)	(97)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(571)	(571)
Funds From Operations	443	142	86	93	38	24	5	72	32	(259)	676	—	—
Depreciation	(231)	(136)	(18)	(122)	(43)	(13)	(2)	(40)	(23)	(2)	(630)	96	(285)	(819)
Foreign exchange and unrealized financial instrument loss	(1)	(1)	7	2	9	(10)	3	(9)	(2)	—	(2)	(3)	(29)	(34)
Deferred income tax expense	(1)	1	18	20	2	—	—	21	—	24	85	(50)	54	89
Other	(21)	(3)	(6)	(11)	(1)	—	(2)	(11)	(9)	(23)	(87)	19	(14)	(82)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(62)	—	(62)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	274	274
Net income (loss) attributable to Unitholders(2)	$189	$3	$87	$(18)	$5	$1	$4	$33	$(2)	$(260)	$42	$—	$—	$42

(1)
Share of earnings from equity-accounted investments of $68 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $297 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2017:

	Attributable to Unitholders										Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Solar
Revenues	945	243	191	161	46	26	8	59	—	1,679	(74)	1,020	2,625
Other income	1	12	2	—	—	—	—	6	19	40	(11)	18	47
Direct operating costs	(281)	(77)	(94)	(42)	(20)	(4)	(2)	(32)	(25)	(577)	28	(429)	(978)
Share of Adjusted EBITDA from equity accounted investments	—	—	—	—	—	—	—	—	—	—	57	—	57
Adjusted EBITDA	665	178	99	119	26	22	6	33	(6)	1,142	—	609
Management service costs	—	—	—	—	—	—	—	—	(82)	(82)	—	—	(82)
Interest expense - borrowings	(180)	(18)	(42)	(45)	(10)	(6)	(3)	(14)	(89)	(407)	21	(246)	(632)
Current income taxes	1	(12)	(5)	—	(1)	—	(1)	—	—	(18)	1	(22)	(39)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	(28)	(28)	—	—	(28)
Preferred equity	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(22)	—	(22)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	(341)	(341)
Funds From Operations	486	148	52	74	15	16	2	19	(231)	581	—	—
Depreciation	(220)	(142)	(26)	(90)	(25)	(7)	(4)	(25)	—	(539)	22	(265)	(782)
Foreign exchange and unrealized financial instrument loss	(12)	(3)	(3)	1	(14)	—	(1)	—	(15)	(47)	2	(1)	(46)
Deferred income tax expense (recovery)	(67)	2	(10)	28	5	—	1	—	16	(25)	(3)	(21)	(49)
Other	(17)	(8)	6	(4)	4	2	(3)	—	(6)	(26)	12	(1)	(15)
Share of earnings from equity accounted investments	—	—	—	—	—	—	—	—	—	—	(33)	—	(33)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	288	288
Net income (loss) attributable to Unitholders(2)	170	(3)	19	9	(15)	11	(5)	(6)	(236)	(56)	—	—	(56)

(1)
Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $53 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

(2)
Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP Units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

Summary of segmented basis about certain items in Brookfield Renewables statement of financial position
The following table presents information on a segmented basis about certain items in Brookfield Renewable’s statement of financial position:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Storage and Other	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at December 31, 2019:
Cash and cash equivalents	$10	$7	$10	$18	$21	$2	$5	$63	$6	$1	$143	$(89)	$61	$115
Property, plant and equipment, at fair value	11,488	1,938	1,773	2,556	628	368	187	2,018	732	—	21,688	(4,147)	13,173	30,714
Total assets	12,218	2,126	2,027	2,705	692	391	233	2,266	780	103	23,541	(2,872)	15,022	35,691
Total borrowings	3,070	208	449	1,221	326	71	124	1,470	235	2,107	9,281	(2,157)	3,880	11,004
Other liabilities	2,877	148	499	597	100	10	28	335	31	248	4,873	(715)	2,398	6,556
For the year ended December 31, 2019:
Additions to property, plant and equipment	112	41	13	121	21	3	—	—	26	3	340	(121)	144	363
As at December 31, 2018:
Cash and cash equivalents	$6	$37	$7	$30	$29	$5	$2	$41	$9	$3	$169	(81)	$85	$173
Property, plant and equipment, at fair value	11,498	1,907	1,609	2,480	819	348	36	1,354	686	(9)	20,728	(3,529)	11,826	29,025
Total assets	12,125	2,105	1,868	2,554	939	379	56	1,650	746	161	22,583	(2,483)	14,003	34,103
Total borrowings	2,995	198	419	1,210	463	75	31	1,021	249	2,328	8,989	(1,972)	3,701	10,718
Other liabilities	2,764	150	434	536	124	7	3	255	31	211	4,515	(511)	2,175	6,179
For the year ended December 31, 2018:
Additions to property, plant and equipment	96	30	7	11	10	—	—	9	3	6	172	(16)	145	301

Summary of consolidated revenue split by geographical region
The following table presents consolidated revenue split by geographical region for the year ended December 31:

(MILLIONS)	2019	2018	2017
United States	$924	$926	$871
Colombia	979	896	797
Canada	384	428	480
Brazil	401	429	366
Europe	121	126	111
Asia	171	177	—
	$2,980	$2,982	$2,625

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2019	December 31, 2018
United States	$13,071	$12,705
Colombia	7,353	6,665
Canada	6,149	5,705
Brazil	3,631	3,553
Europe	1,539	1,624
Asia	860	342
	$32,603	$30,594